Note 12 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2023	2022

Balance, January 1	$233,429	$219,135
RNCI share of earnings	14,140	9,381
RNCI redemption increment	32,490	14,552
Distributions paid to RNCI	(7,376)	(8,061)
Purchases of interests from RNCI, net	(4,285)	(21,451)
RNCI recognized on business acquisitions	63,859	18,262
Other	706	1,611
Balance, December 31	$332,963	$233,429